Financial Risk Management (Details 6) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Financial liabilities
- Bank overdrafts	₨ 2,121,537	$ 32,619	₨ 991,161	₨ 719,767
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks	413,082		449,195
- Investment in debt securities	144,008		72,943
Financial liabilities
Borrowings from banks	609,382		687,461
- Borrowings from others	1,464,637		844,002
Floating interest rate [member]
Financial liabilities
Borrowings from banks	1,411,846		1,879,615
- Bank overdrafts	₨ 2,121,537		₨ 991,161